Document and Entity Information	Oct. 13, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 13, 2022
Entity Registrant Name	KIROMIC BIOPHARMA, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39619
Entity Tax Identification Number	46-4762913
Entity Address, Address Line One	7707 Fannin Street
Entity Address, Adress Line Two	Suite 140
Entity Address, City or Town	Houston
Entity Address State Or Province	TX
Entity Address, Postal Zip Code	77054
City Area Code	832
Local Phone Number	968-4888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 par value pershare
Trading Symbol	KRBP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001792581
Amendment Flag	false